Revenue from Contract with Customers - Summary of Contractual Assets and Liabilities from Contracts with Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Trade Receivables	€ 295,951	€ 301,769
Contract Assets	168,515	172,580
Contract Liabilities	(16,545)	(22,306)
Advances From Customers	(16,622)	(22,892)
Non-current advances from customers	€ (44,046)	€ (39,418)